SUN LIFE (N.Y.) VARIABLE ACCOUNT B

STATEMENT OF CONDITION-- December 31, 1998

ASSETS:
   Investment in MFS/Sun Life Series Trust       Shares        Cost         Value
                                               ----------  ------------  ------------
    Capital Appreciation Series ("CAS")......   1,628,297  $ 58,186,591  $ 74,791,926
    Government Securities Series ("GSS").....   1,498,150    18,940,733    20,067,109
    High Yield Series ("HYS")................   1,127,958    10,211,707    10,336,064
    Money Market Series ("MMS")..............  13,461,310    13,461,310    13,461,310
    Managed Sectors Series ("MSS")...........     456,642    12,256,459    12,897,765
    Total Return Series ("TRS")..............   1,914,629    34,487,056    40,711,674
    World Governments Series ("WGS").........     306,270     3,367,700     3,744,797
                                                           ------------  ------------
                                                           $150,911,556  $176,010,645
                                                           ------------
                                                           ------------
LIABILITY:
  Payable to sponsor...................................................       (88,213)
                                                                         ------------
        Net Assets.....................................................  $175,922,432
                                                                         ------------
                                                                         ------------

                                                               Applicable to Owners of
                                                         Deferred Variable Annuity Contracts  Reserve for
NET ASSETS:                                              -----------------------------------   Variable
COMPASS 2 CONTRACTS:                                       Units    Unit Value     Value       Annuities       Total
                                                         ---------  ----------  ------------  -----------   ------------
    CAS................................................    881,482    $ 75.1838 $ 66,268,190   $  328,583   $ 66,596,773
    GSS................................................    737,003      25.9309   19,108,259       90,730     19,198,989
    HYS................................................    327,184      28.8320    9,436,176       38,584      9,474,760
    MMS................................................    745,670      17.2190   12,832,044       10,439     12,842,483
    MSS................................................    230,507      46.0991   10,650,759       47,540     10,698,299
    TRS................................................  1,076,662      32.1854   34,741,822      576,282     35,318,104
    WGS................................................    158,924      20.6718    3,298,821      --           3,298,821
                                                                                ------------  -----------   ------------
                                                                                $156,336,071   $1,092,158   $157,428,229
                                                                                ------------  -----------   ------------

COMPASS 3 CONTRACTS:
    CAS................................................    339,067    $ 24.1862 $  8,200,462   $       34   $  8,200,496
    GSS................................................     67,394      12.9045      869,136      --             869,136
    HYS................................................     60,336      14.1888      856,348      --             856,348
    MMS................................................     51,357      11.8631      608,996      --             608,996
    MSS................................................    113,778      19.3977    2,197,964           62      2,198,026
    TRS................................................    296,455      17.9323    5,315,198           27      5,315,225
    WGS................................................     35,645      12.5340      445,976      --             445,976
                                                                                ------------  -----------   ------------
                                                                                $ 18,494,080   $      123   $ 18,494,203
                                                                                ------------  -----------   ------------
        Net assets............................................................  $174,830,151   $1,092,281   $175,922,432
                                                                                ------------  -----------   ------------
                                                                                ------------  -----------   ------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

STATEMENTS OF OPERATIONS-- Year Ended December 31, 1998

                                                        CAS            GSS           HYS            MMS
                                                    Sub-Account    Sub-Account   Sub-Account    Sub-Account
                                                    ------------   -----------   ------------   ------------
INCOME AND EXPENSES:
  Dividend income and capital gain distributions
    received......................................  $  8,116,840   $1,169,788    $   789,871    $    619,906
  Mortality and expense risk charges..............       816,804      242,617        140,312         146,071
  Distribution expense charges....................        98,017       29,114         16,837          17,528
                                                    ------------   -----------   ------------   ------------
      Net investment income.......................  $  7,202,019   $  898,057    $   632,722    $    456,307
                                                    ------------   -----------   ------------   ------------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains on investment transactions
    Proceeds from sales...........................  $ 25,572,688   $7,592,128    $ 5,668,225    $ 22,116,806
    Cost of investments sold......................    15,306,482    7,070,910      5,322,173      22,116,806
                                                    ------------   -----------   ------------   ------------
      Net realized gains..........................  $ 10,266,206   $  521,218    $   346,052    $    --
                                                    ------------   -----------   ------------   ------------
  Net unrealized appreciation on investments
    End of period.................................  $ 16,605,335   $1,126,376    $   124,357    $    --
    Beginning of period...........................    16,518,885    1,051,340      1,151,909         --
                                                    ------------   -----------   ------------   ------------
      Change in unrealized appreciation...........  $     86,450   $   75,036    $(1,027,552)   $    --
                                                    ------------   -----------   ------------   ------------
    Realized and unrealized gains (losses)........  $ 10,352,656   $  596,254    $  (681,500)   $    --
                                                    ------------   -----------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.......................................  $ 17,554,675   $1,494,311    $   (48,778)   $    456,307
                                                    ------------   -----------   ------------   ------------
                                                    ------------   -----------   ------------   ------------

                                                        MSS           TRS          WGS
                                                    Sub-Account   Sub-Account   Sub-Account     Total
                                                    -----------   -----------   ----------   -----------
INCOME AND EXPENSES:
  Dividend income and capital gain distributions
    received......................................  $1,907,178    $ 4,766,358   $  50,061    $17,420,002
  Mortality and expense risk charges..............     143,063        468,483      44,955      2,002,305
  Distribution expense charges....................      17,168         56,218       5,395        240,277
                                                    -----------   -----------   ----------   -----------
      Net investment income (loss)................  $1,746,947    $ 4,241,657   $    (289 )  $15,177,420
                                                    -----------   -----------   ----------   -----------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
    transactions
    Proceeds from sales...........................  $4,712,546    $12,206,707   $2,690,172   $80,559,272
    Cost of investments sold......................   3,817,748      8,756,342   2,930,009     65,320,470
                                                    -----------   -----------   ----------   -----------
      Net realized gains (losses).................  $  894,798    $ 3,450,365   $(239,837 )  $15,238,802
                                                    -----------   -----------   ----------   -----------
  Net unrealized appreciation (depreciation) on
    investments
    End of period.................................  $  641,306    $ 6,224,618   $ 377,097    $25,099,089
    Beginning of period...........................   1,999,252      9,712,373    (361,046 )   30,072,713
                                                    -----------   -----------   ----------   -----------
      Change in unrealized appreciation
        (depreciation)............................  $(1,357,946)  $(3,487,755)  $ 738,143    $(4,973,624)
                                                    -----------   -----------   ----------   -----------
    Realized and unrealized gains (losses)........  $ (463,148 )  $   (37,390)  $ 498,306    $10,265,178
                                                    -----------   -----------   ----------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS............  $1,283,799    $ 4,204,267   $ 498,017    $25,442,598
                                                    -----------   -----------   ----------   -----------
                                                    -----------   -----------   ----------   -----------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            CAS                               GSS
                                                                        Sub-Account                       Sub-Account
                                                              -------------------------------   -------------------------------
                                                                        Year Ended                        Year Ended
                                                                       December 31,                      December 31,
                                                              -------------------------------   -------------------------------
                                                                   1998             1997             1998             1997
                                                              ---------------   -------------   --------------   --------------
OPERATIONS:
  Net investment income.....................................   $    7,202,019    $  4,821,639     $    898,057    $   1,450,749
  Net realized gains (losses)...............................       10,266,206       4,265,085          521,218          (75,949)
  Net unrealized gains......................................           86,450       3,425,610           75,036          380,386
                                                              ---------------   -------------   --------------   --------------
      Increase in net assets from operations................   $   17,554,675    $ 12,512,334     $  1,494,311    $   1,755,186
                                                              ---------------   -------------   --------------   --------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received..............................   $    2,540,950    $  2,627,696     $    664,851    $     593,679
    Net transfers between Sub-Accounts and Fixed Account....       (3,626,538)        668,389         (871,865)      (1,912,328)
    Withdrawals, surrenders, annuitizations and contract
      charges...............................................       (9,568,674)     (7,704,458)      (3,638,620)      (4,863,706)
                                                              ---------------   -------------   --------------   --------------
      Net accumulation activity.............................   $  (10,654,262)   $ (4,408,373)    $ (3,845,634)   $  (6,182,355)
                                                              ---------------   -------------   --------------   --------------
  Annuitization Activity:
    Annuitizations..........................................   $       52,914    $     67,112     $   --          $    --
    Annuity payments and contract charges...................          (30,074)        (26,334)         (12,398)         (22,850)
    Adjustments to annuity reserve..........................           (2,453)         (3,618)             666            3,140
                                                              ---------------   -------------   --------------   --------------
      Net annuitization activity............................   $       20,387    $     37,160     $    (11,732)   $     (19,710)
                                                              ---------------   -------------   --------------   --------------
  Decrease in net assets from contract owner transactions...   $  (10,633,875)   $ (4,371,213)    $ (3,857,366)   $  (6,202,065)
                                                              ---------------   -------------   --------------   --------------
    Increase (decrease) in net assets.......................   $    6,920,800    $  8,141,121     $ (2,363,055)   $  (4,446,879)
NET ASSETS:
  Beginning of year.........................................       67,876,469      59,735,348       22,431,180       26,878,059
                                                              ---------------   -------------   --------------   --------------
  End of period.............................................   $   74,797,269    $ 67,876,469     $ 20,068,125    $  22,431,180
                                                              ---------------   -------------   --------------   --------------
                                                              ---------------   -------------   --------------   --------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

                                                                           HYS                               MMS
                                                                       Sub-Account                       Sub-Account
                                                              ------------------------------   -------------------------------
                                                                        Year Ended                       Year Ended
                                                                       December 31,                     December 31,
                                                              ------------------------------   -------------------------------
                                                                   1998            1997             1998             1997
                                                              --------------   -------------   --------------   --------------
OPERATIONS:
  Net investment income.....................................   $     632,722    $    717,784     $    456,307    $     497,700
  Net realized gains........................................         346,052         474,628         --               --
  Net unrealized gains (losses).............................      (1,027,552)        290,335         --               --
                                                              --------------   -------------   --------------   --------------
      Increase (decrease) in net assets from operations.....   $     (48,778)   $  1,482,747     $    456,307    $     497,700
                                                              --------------   -------------   --------------   --------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received..............................   $     210,963    $    212,184     $    307,131    $     361,788
    Net transfers between Sub-Accounts and Fixed Account....      (1,472,620)        199,334        7,369,452          457,557
    Withdrawals, surrenders, annuitizations and contract
      charges...............................................      (1,495,462)     (2,269,739)      (7,077,196)      (4,535,913)
                                                              --------------   -------------   --------------   --------------
      Net accumulation activity.............................   $  (2,757,119)   $ (1,858,221)    $    599,387    $  (3,716,568)
                                                              --------------   -------------   --------------   --------------
  Annuitization Activity:
    Annuity payments and contract charges...................   $      (4,897)   $     (5,630)    $     (1,057)   $      (1,179)
    Adjustments to annuity reserves.........................              56            (427)            (471)          10,821
                                                              --------------   -------------   --------------   --------------
      Net annuitization activity............................   $      (4,841)   $     (6,057)    $     (1,528)   $       9,642
                                                              --------------   -------------   --------------   --------------
  Increase (decrease) in net assets from contract owner
    transactions............................................   $  (2,761,960)   $ (1,864,278)    $    597,859    $  (3,706,926)
                                                              --------------   -------------   --------------   --------------
      Increase (decrease) in net assets.....................   $  (2,810,738)   $   (381,531)    $  1,054,166    $  (3,209,226)
NET ASSETS:
  Beginning of period.......................................      13,141,846      13,523,377       12,397,313       15,606,539
                                                              --------------   -------------   --------------   --------------
  End of period.............................................   $  10,331,108    $ 13,141,846     $ 13,451,479    $  12,397,313
                                                              --------------   -------------   --------------   --------------
                                                              --------------   -------------   --------------   --------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

                                                                      MSS                              TRS
                                                                  Sub-Account                      Sub-Account
                                                         ------------------------------   -----------------------------
                                                                   Year Ended                      Year Ended
                                                                  December 31,                    December 31,
                                                         ------------------------------   -----------------------------
                                                              1998             1997            1998            1997
                                                         ---------------   ------------   --------------   ------------
OPERATIONS:
  Net investment income................................    $   1,746,947   $  1,211,086    $   4,241,657   $  3,740,675
  Net realized gains...................................          894,798      1,084,457        3,450,365      2,659,733
  Net unrealized gains (losses)........................       (1,357,946)       413,062       (3,487,755)     1,621,733
                                                         ---------------   ------------   --------------   ------------
      Increase in net assets from operations...........    $   1,283,799   $  2,708,605    $   4,204,267   $  8,022,141
                                                         ---------------   ------------   --------------   ------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received.........................    $     828,932   $    641,130    $   1,457,947   $  1,583,065
    Net transfers between Sub-Accounts and Fixed
      Account..........................................          179,600         83,029       (1,063,470)       101,838
    Withdrawals, surrenders, annuitizations and
      contract charges.................................       (2,473,049)    (2,113,363)      (8,364,694)    (6,305,584)
                                                         ---------------   ------------   --------------   ------------
      Net accumulation activity........................    $  (1,464,517)  $ (1,389,204)   $  (7,970,217)  $ (4,620,681)
                                                         ---------------   ------------   --------------   ------------
  Annuitization Activity:
    Annuitizations.....................................    $      52,940   $    --         $    --         $     56,378
    Annuity payments and contract charges..............           (3,921)          (164)         (92,029)       (82,242)
    Adjustments to annuity reserves....................             (564)       (11,371)         (14,828)       (19,810)
                                                         ---------------   ------------   --------------   ------------
      Net annuitization activity.......................    $      48,455   $    (11,535)   $    (106,857)  $    (45,674)
                                                         ---------------   ------------   --------------   ------------
  Decrease in net assets from contract owner
    transactions.......................................    $  (1,416,062)  $ (1,400,739)   $  (8,077,074)  $ (4,666,355)
                                                         ---------------   ------------   --------------   ------------
    Increase (decrease) in net assets..................    $    (132,263)  $  1,307,866    $  (3,872,807)  $  3,355,786
NET ASSETS:
  Beginning of period..................................       13,028,588     11,720,722       44,506,136     41,150,350
                                                         ---------------   ------------   --------------   ------------
  End of period........................................    $  12,896,325   $ 13,028,588    $  40,633,329   $ 44,506,136
                                                         ---------------   ------------   --------------   ------------
                                                         ---------------   ------------   --------------   ------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

                                                                      WGS
                                                                  Sub-Account                         Total
                                                         ------------------------------   -----------------------------
                                                                   Year Ended                      Year Ended
                                                                  December 31,                    December 31,
                                                         ------------------------------   -----------------------------
                                                              1998             1997            1998            1997
                                                         ---------------   ------------   --------------   ------------
OPERATIONS:
  Net investment income (loss).........................    $        (289)  $    177,640    $  15,177,420   $ 12,617,273
  Net realized gains (losses)..........................         (239,837)      (221,118)      15,238,802      8,186,836
  Net unrealized gains (losses)........................          738,143       (115,094)      (4,973,624)     6,016,032
                                                         ---------------   ------------   --------------   ------------
      Increase (decrease) in net assets from
        operations.....................................    $     498,017   $   (158,572)   $  25,442,598   $ 26,820,141
                                                         ---------------   ------------   --------------   ------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received.........................    $     172,382   $    200,405    $   6,183,156   $  6,219,947
    Net transfers between Sub-Accounts and Fixed
      Account..........................................         (760,745)      (327,982)        (246,186)      (730,163)
    Withdrawals, surrenders, annuitizations and
      contract charges.................................       (1,301,883)    (1,751,969)     (33,919,578)   (29,544,732)
                                                         ---------------   ------------   --------------   ------------
      Net accumulation activity........................    $  (1,890,246)  $ (1,879,546)   $ (27,982,608)  $(24,054,948)
                                                         ---------------   ------------   --------------   ------------
  Annuitization Activity:
    Annuitizations.....................................    $   --          $    --         $     105,854   $    123,490
    Annuity payments and contract charges..............        --               --              (144,376)      (138,399)
    Adjustments to annuity reserves....................        --               --               (17,594)       (21,265)
                                                         ---------------   ------------   --------------   ------------
      Net annuitization activity.......................    $   --          $    --         $     (56,116)  $    (36,174)
                                                         ---------------   ------------   --------------   ------------
  Decrease in net assets from contract owner
    transactions.......................................    $  (1,890,246)  $ (1,879,546)   $ (28,038,724)  $(24,091,122)
                                                         ---------------   ------------   --------------   ------------
    Increase (decrease) in net assets..................    $  (1,392,229)  $ (2,038,118)   $  (2,596,126)  $  2,729,019
NET ASSETS:
  Beginning of period..................................        5,137,026      7,175,144      178,518,558    175,789,539
                                                         ---------------   ------------   --------------   ------------
  End of period........................................    $   3,744,797   $  5,137,026    $ 175,922,432   $178,518,558
                                                         ---------------   ------------   --------------   ------------
                                                         ---------------   ------------   --------------   ------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life (N.Y.) Variable Account B (the "Variable Account"), a separate account of Sun Life Insurance and Annuity Company of New York, the Sponsor (a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)), was established on December 3, 1984 as a funding vehicle for individual variable annuities. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS/Sun Life Series Trust (the "Series Trust") as selected by contract owners. The Series Trust is an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company, an affiliate of Sun Life Assurance Company of Canada (U.S.), is investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.

(3) CONTRACT CHARGES

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

Sponsor. These deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.3% of the assets of the Variable Account attributable to Compass 2 contracts and 1.25% of the assets of the Variable Account attributable to Compass 3 contracts.

Each year on the contract anniversary, a contract maintenance charge of $30 is deducted from each contract's accumulation account to cover administrative expenses relating to the contract. After the annuity commencement date the charge is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges (including the distribution expense charge described below applicable to Compass 3 contracts) exceed 5% of the purchase payments made under a Compass 2 contract or 9% of the purchase payments made under a Compass 3 contract.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the Compass 3 contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period for the first seven contract years (during both the accumulation period and, if applicable, after annuity payments begin) at an effective annual rate of 0.15% of the assets of the Variable Account attributable to such contracts. No deduction is made after the seventh contract anniversary. No such deduction is made with respect to assets attributable to Compass 2 contracts.

(4) ANNUITY RESERVES

Annuity reserves for contracts with annuity commencement dates prior to February 1, 1987 have been calculated using the 1971 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or after February 1, 1987 are calculated using the 1983 Individual Annuitant Mortality Table. All annuity reserves are calculated using an assumed interest rate of 4%. Required adjustments to the reserve are accomplished by transfers to or from the Sponsor.

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                               CAS                         GSS                       HYS
                                           Sub-Account                 Sub-Account               Sub-Account
                                    -------------------------   -------------------------   ---------------------
                                           Year Ended                  Year Ended                Year Ended
                                          December 31,                December 31,              December 31,
                                    -------------------------   -------------------------   ---------------------
COMPASS 2 CONTRACTS                    1998          1997          1998          1997         1998        1997
----------------------------------  -----------   -----------   -----------   -----------   ---------   ---------
Units Outstanding Beginning of
 Year                                 1,049,111     1,149,253       897,267     1,160,869     421,472     489,793
    Units purchased                      15,299        25,636        17,550        22,468       2,836       3,272
    Units transferred between
      Sub-Accounts and Fixed
      Account                           (44,627)        7,308       (36,206)      (79,806)    (49,178)      6,890
    Units withdrawn, surrendered,
      and annuitized                   (138,301)     (133,086)     (141,608)     (206,264)    (47,946)    (78,483)
                                    -----------   -----------   -----------   -----------   ---------   ---------
Units Outstanding End of Year           881,482     1,049,111       737,003       897,267     327,184     421,472
                                    -----------   -----------   -----------   -----------   ---------   ---------
                                    -----------   -----------   -----------   -----------   ---------   ---------


                                               MSS                         TRS                       WGS
                                           Sub-Account                 Sub-Account               Sub-Account
                                    -------------------------   -------------------------   ---------------------
                                           Year Ended                  Year Ended                Year Ended
                                          December 31,                December 31,              December 31,
                                    -------------------------   -------------------------   ---------------------
                                       1998          1997          1998          1997         1998        1997
                                    -----------   -----------   -----------   -----------   ---------   ---------
Units Outstanding Beginning of
 Year                                   270,624       314,243     1,345,153     1,532,369     256,940     358,117
    Units purchased                       6,466         8,716        18,920        34,725       5,460       6,591
    Units transferred between
      Sub-Accounts and Fixed
      Account                             3,355        (1,885)      (33,825)          146     (37,228)    (15,604)
    Units withdrawn, surrendered,
      and annuitized                    (49,938)      (50,450)     (253,586)     (222,087)    (66,248)    (92,164)
                                    -----------   -----------   -----------   -----------   ---------   ---------
Units Outstanding End of Year           230,507       270,624     1,076,662     1,345,153     158,924     256,940
                                    -----------   -----------   -----------   -----------   ---------   ---------
                                    -----------   -----------   -----------   -----------   ---------   ---------

                                              MMS
                                          Sub-Account
                                    -----------------------
                                          Year Ended
                                         December 31,
                                    -----------------------
COMPASS 2 CONTRACTS                    1998         1997
----------------------------------  ----------   ----------
Units Outstanding Beginning of
 Year                                  713,552      917,551
    Units purchased                     11,975       14,540
    Units transferred between
      Sub-Accounts and Fixed
      Account                          426,262       50,095
    Units withdrawn, surrendered,
      and annuitized                  (406,119)    (268,634)
                                    ----------   ----------
Units Outstanding End of Year          745,670      713,552
                                    ----------   ----------
                                    ----------   ----------
Units Outstanding Beginning of
 Year
    Units purchased
    Units transferred between
      Sub-Accounts and Fixed
      Account
    Units withdrawn, surrendered,
      and annuitized
Units Outstanding End of Year

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

                                                    CAS                     GSS                    HYS
                                                Sub-Account             Sub-Account            Sub-Account
                                           ---------------------   ---------------------   -------------------
                                                Year Ended              Year Ended             Year Ended
                                               December 31,            December 31,           December 31,
                                           ---------------------   ---------------------   -------------------
COMPASS 3 CONTRACTS                          1998        1997        1998        1997        1998       1997
-----------------------------------------  ---------   ---------   ---------   ---------   --------   --------
Units Outstanding Beginning of Year          291,968     231,231      55,194      58,052     60,217     58,945
    Units purchased                           73,560      72,122      17,879       6,833      8,915      9,036
    Units transferred between
      Sub-Accounts and
      Fixed Account                           (4,596)      6,347       3,622        (373)    (2,262)       291
    Units withdrawn, surrendered, and
      annuitized                             (21,865)    (17,732)     (9,301)     (9,318)    (6,534)    (8,055)
                                           ---------   ---------   ---------   ---------   --------   --------
Units Outstanding End of Year                339,067     291,968      67,394      55,194     60,336     60,217
                                           ---------   ---------   ---------   ---------   --------   --------
                                           ---------   ---------   ---------   ---------   --------   --------


                                                    MSS                     TRS                    WGS
                                                Sub-Account             Sub-Account            Sub-Account
                                           ---------------------   ---------------------   -------------------
                                                Year Ended              Year Ended             Year Ended
                                               December 31,            December 31,           December 31,
                                           ---------------------   ---------------------   -------------------
                                             1998        1997        1998        1997        1998       1997
                                           ---------   ---------   ---------   ---------   --------   --------
Units Outstanding Beginning of Year          100,687      82,578     281,915     255,284     42,551     47,922
    Units purchased                           29,949      18,777      51,882      44,905      5,735      7,395
    Units transferred between
      Sub-Accounts and Fixed Account          (2,112)     10,378      (2,829)      4,923     (7,056)    (4,116)
    Units withdrawn, surrendered, and
      annuitized                             (14,746)    (11,046)    (34,513)    (23,197)    (5,585)    (8,650)
                                           ---------   ---------   ---------   ---------   --------   --------
Units Outstanding End of Year                113,778     100,687     296,455     281,915     35,645     42,551
                                           ---------   ---------   ---------   ---------   --------   --------
                                           ---------   ---------   ---------   ---------   --------   --------

                                                    MMS
                                                Sub-Account
                                           ---------------------
                                                Year Ended
                                               December 31,
                                           ---------------------
COMPASS 3 CONTRACTS                          1998        1997
-----------------------------------------  ---------   ---------
Units Outstanding Beginning of Year           47,433      83,267
    Units purchased                            9,088      11,190
    Units transferred between
      Sub-Accounts and
      Fixed Account                           15,416     (32,545)
    Units withdrawn, surrendered, and
      annuitized                             (20,580)    (14,479)
                                           ---------   ---------
Units Outstanding End of Year                 51,357      47,433
                                           ---------   ---------
                                           ---------   ---------
Units Outstanding Beginning of Year
    Units purchased
    Units transferred between
      Sub-Accounts and Fixed Account
    Units withdrawn, surrendered, and
      annuitized
Units Outstanding End of Year

INDEPENDENT AUDITORS' REPORT

To the Participants in Sun Life (N.Y.) Variable Account B
  and the Board of Directors of Sun Life Insurance and Annuity Company of New
York:

We have audited the accompanying statement of condition of Capital Appreciation Sub-Account, Government Securities Sub-Account, High Yield Sub-Account, Money Market Sub-Account, Managed Sectors Sub-Account, Total Return Sub-Account and World Governments Sub-Account of Sun Life (N.Y.) Variable Account B (the "Sub-Accounts") as of December 31, 1998, the related statements of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1998 and 1997. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1998 by correspondence with custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 1998, the results of their operations and the changes in their net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 4, 1999

                    ----------------------------------------

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.

SUN LIFE INSURANCE AND ANNUITY COMPANY
OF NEW YORK
80 Broad Street, New York, NY 10004

DIRECTORS AND OFFICERS

DONALD A. STEWART, Chairman and
Director

C. JAMES PRIEUR, President and Director
                                        [LOGO]PROFESSIONALLY MANAGED COMBINATION
S. CAESAR RABOY, Senior Vice President
and
                                                        FIXED/VARIABLE ANNUITIES
  Director
                                                    FOR PERSONAL INVESTMENTS AND
RICHARD B. BAILEY, Director
                                                      QUALIFIED RETIREMENT PLANS
                                ------------------------------------------------
M. COLYER CRUM, Director
                                                ANNUAL REPORT, DECEMBER 31, 1998
DAVID D. HORN, Director

JOHN G. IRELAND, Director

EDWARD M. LAMONT, Director

JOHN S. LANE, Director

ANGUS A. MacNAUGHTON, Director

JOHN D. McNEIL, Director

PETER R. O'FLINN, Director

FIORAVANTE G. PERROTTA, Director

RALPH F. PETERS, Director

FREDERICK B. WHITTEMORE, Director

MICHAEL A. COHEN, Vice President
  and Regional Manager

ELLEN B. KING, Secretary

L. BROCK THOMSON, Vice President and
  Treasurer

                 [LOGO]
GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

LEGAL COUNSEL
Covington & Burling
1201 Pennsylvania Avenue, N.W.
P.O. Box 7566, Washington, D.C. 20044

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston,
Massachusetts 02110

                                                                       ISSUED BY
RENY-2/99                     SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK